Advance payment for sportsbook software (Details) € in Millions, $ in Millions			3 Months Ended		12 Months Ended
	May 08, 2024 EUR (€)	May 08, 2024 USD ($)	Dec. 31, 2024 EUR (€) advancement	Dec. 31, 2024 USD ($) advancement	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	May 08, 2024 USD ($)
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 142.4							$ 167.3
Contingent payments	€ 210.0	$ 246.7
Number of advancements on tranches			2	2
Tranche prepayments					€ 15.1		$ 17.7
Minimum
Prepayment for Sportsbook Software [Line Items]
Earnout payments percentage	0.00%	0.00%
Maximum
Prepayment for Sportsbook Software [Line Items]
Earnout payments percentage	8.00%	8.00%
Tranche One
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 102.4							120.3
Tranche Two
Prepayment for Sportsbook Software [Line Items]
Total consideration	20.0				112.6		117.2	23.5
Totaling equivalent			€ 10.3	$ 10.7	3.8	$ 4.3
Tranche Three
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 20.0							$ 23.5
Tranche One And Two
Prepayment for Sportsbook Software [Line Items]
Total consideration					€ 117.6		$ 138.1